Share-Based Payments and Long-Term Incentive Plan	6 Months Ended
Jun. 30, 2023
Share-Based Payment Arrangement [Abstract]
Share Based Payments and Long-term Incentive Plan	Share-Based Payments and Long-Term Incentive Plan
In 2019, the Company implemented a new long-term incentive scheme, under which annual awards are split equally between Performance Units and Exit Units. Performance units vesting conditions have been amended in the current year and vest after two years subject to the Company achieving certain thresholds of operating income over a two year period. Exit Units vest upon change of control (sale or IPO) and achieving predetermined multiplies of invested capital return targets. Both Performance Units and Exit Units are cash-based awards.
The Company’s total share-based compensation/long-term incentive plan expense for the twelve months ended December 31, 2022 was $0.6 million (December 31, 2021 — $0.5 million), which is related to a charge of $0.6 million (December 31, 2021 — $0.5 million) in relation to Performance Units. The income tax effect of this is not considered to be material.